Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended		120 Months Ended
	Jul. 31, 2025		Jul. 31, 2025		Jul. 31, 2025
C000010992 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Strategic Income Fund (Class A) – including sales charge
Average Annual Return, Percent	2.61%	[1]	2.23%		2.77%
C000010994 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Strategic Income Fund (Class C) – including sales charge
Average Annual Return, Percent	5.61%	[2]	2.39%		2.47%
C000010995 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Strategic Income Fund (Class R) – including sales charge
Average Annual Return, Percent	7.13%	[3]	2.88%		2.97%
C000010996 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Strategic Income Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	7.67%	[4]	3.42%	[4]	3.49%
C000130079 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Emerging Markets Debt Corporate Fund (Class A) – including sales charge
Average Annual Return, Percent	2.66%		2.33%		3.87%
C000130080 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Emerging Markets Debt Corporate Fund (Class C) – including sales charge
Average Annual Return, Percent	5.67%		2.51%		3.67%
C000130082 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Emerging Markets Debt Corporate Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	7.75%	[5]	3.55%		4.55%
Without Sales Load [Member] | C000010992 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Strategic Income Fund (Class A) – excluding sales charge
Average Annual Return, Percent	7.40%	[1]	3.18%		3.25%
Without Sales Load [Member] | C000010994 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Strategic Income Fund (Class C) – excluding sales charge
Average Annual Return, Percent	6.61%	[2]	2.39%		2.47%
Without Sales Load [Member] | C000010995 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Strategic Income Fund (Class R) – excluding sales charge
Average Annual Return, Percent	7.13%	[3]	2.88%		2.97%
Without Sales Load [Member] | C000010996 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Strategic Income Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	7.67%	[4]	3.42%	[4]	3.49%
Without Sales Load [Member] | C000130079 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Emerging Markets Debt Corporate Fund (Class A) – excluding sales charge
Average Annual Return, Percent	7.49%		3.28%		4.35%
Without Sales Load [Member] | C000130080 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Emerging Markets Debt Corporate Fund (Class C) – excluding sales charge
Average Annual Return, Percent	6.67%		2.51%		3.67%
Without Sales Load [Member] | C000130082 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Emerging Markets Debt Corporate Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	7.75%	[5]	3.55%		4.55%
Bloomberg US Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	4.06%		0.03%		2.22%
J P Morgan Corporate Emerging Markets Bond Index Broad Diversified [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified
Average Annual Return, Percent	7.19%		2.73%		4.17%

[1]	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.
[2]	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.
[3]	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.
[4]	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.
[5]	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.